Ultra-Small Company Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.01%
Communication Services - 4.91%
Cumulus Media, Inc.,
Class A* 178,500 $ 2,186,625
DHI Group, Inc.* 54,727 260,500
Entravision
Communications Corp.,
Class A 38,900 276,190
Lee Enterprises, Inc.* 9,700 219,608
Salem Media Group, Inc.* 158,400 587,664
SPAR Group, Inc.* 123,400 171,526
Spok Holdings, Inc. 89,516 914,854
Townsquare Media, Inc.,
Class A* 19,900 260,093
Travelzoo* 10,000 116,000
4,993,060
Consumer Discretionary - 12.48%
AMCON Distributing Co. 2,123 316,285
Bassett Furniture
Industries, Inc. 68,000 1,231,480
Big 5 Sporting Goods
Corp.+ 66,400 1,529,856
Build-A-Bear Workshop,
Inc.* 34,600 586,124
Charles & Colvard, Ltd.* 285,900 851,982
Crown Crafts, Inc. 41,600 307,840
Dixie Group, Inc. (The)* 25,600 124,416
Educational Development
Corp. 55,700 543,075
Ever-Glory International
Group, Inc.* 8,224 22,863
Flexsteel Industries, Inc. 7,349 226,937
Good Times Restaurants,
Inc.* 8,300 42,496
Hovnanian Enterprises,
Inc., Class A*+ 18,700 1,802,493
iMedia Brands, Inc.* 9,100 52,325
J. Jill, Inc.* 18,218 316,629
JAKKS Pacific, Inc.* 23,000 273,240
Lakeland Industries, Inc.*+ 33,300 699,300
Lazydays Holdings, Inc.*+ 96,900 2,067,846
Lincoln Educational
Services Corp.* 57,964 387,779
Live Ventures, Inc.*+ 28,530 1,077,863
Vince Holding Corp.*+ 26,200 216,265
12,677,094
Consumer Staples - 1.93%
Ifresh, Inc.* 38,900 40,067
Lifeway Foods, Inc.*+ 41,700 233,103
Mannatech, Inc. 19,909 650,626
Industry Company Shares Value
Consumer Staples (continued)
Natural Alternatives
International, Inc.* 56,000 $ 754,880
Natural Grocers by Vitamin
Cottage, Inc. 8,700 97,614
Ocean Bio-Chem, Inc. 12,798 119,149
Oil-Dri Corp. of America 2,000 70,000
1,965,439
Energy - 9.25%
Adams Resources &
Energy, Inc. 1,800 54,666
Centrus Energy Corp.,
Class A*+ 4,074 157,501
Dawson Geophysical Co.* 40,000 99,600
Forum Energy
Technologies, Inc.*+ 35,800 806,932
Geospace Technologies
Corp.* 61,400 586,370
Goodrich Petroleum Corp.* 53,437 1,264,319
Hallador Energy Co.* 458,400 1,356,864
Mammoth Energy
Services, Inc.*+ 119,516 347,792
Mexco Energy Corp.* 6,700 69,680
Natural Gas Services
Group, Inc.* 6,000 62,280
Ring Energy, Inc.*+ 286,100 843,995
SilverBow Resources, Inc.* 92,051 2,255,249
Smart Sand, Inc.*+ 536,637 1,314,761
VAALCO Energy, Inc.* 60,700 178,458
9,398,467
Financials - 21.42%
A-Mark Precious Metals,
Inc.+ 28,000 1,680,560
Atlantic American Corp. 81,700 342,323
Bank7 Corp. 3,500 75,005
Blue Ridge Bankshares,
Inc.+ 34,368 604,533
C&F Financial Corp. 1,700 90,287
Capital Bancorp, Inc. 2,600 62,556
Carver Bancorp, Inc.*+ 86,700 1,543,260
CF Bankshares, Inc. 4,800 98,160
Chemung Financial Corp. 1,200 54,360
Citizens Community
Bancorp, Inc. 10,000 139,000
Community West
Bancshares 5,000 66,250
Consumer Portfolio
Services, Inc.* 408,100 2,387,385
Eagle Bancorp Montana,
Inc. 6,500 145,405

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Elevate Credit, Inc.* 611,500 $ 2,525,495
EZCORP, Inc., Class A* 252,900 1,914,453
First United Corp. 3,600 66,960
First Western Financial,
Inc.* 121 3,508
FlexShopper, Inc.* 20,419 63,503
Investcorp Credit
Management BDC, Inc.+ 66,200 362,114
Kingstone Cos., Inc. 16,200 107,244
Landmark Bancorp, Inc. 600 16,614
Logan Ridge Finance
Corp.*+ 37,583 965,883
Manning & Napier, Inc. 248,170 2,265,792
Marlin Business Services
Corp. 43,443 965,738
Monroe Capital Corp.+ 45,309 470,761
Northeast Bank 23,300 785,676
Northrim BanCorp, Inc. 2,000 85,020
Ocwen Financial Corp.* 66,600 1,873,458
Pzena Investment
Management, Inc.,
Class A 45,800 450,672
Randolph Bancorp, Inc.* 8,900 192,062
Security National Financial
Corp., Class A* 156,963 1,291,805
Silvercrest Asset
Management Group,
Inc., Class A 4,400 68,552
21,764,394
Health Care - 20.74%
Accelerate Diagnostics,
Inc.* 13,800 80,454
Acorda Therapeutics,
Inc.*+ 97,700 449,420
Alimera Sciences, Inc.* 18,300 77,775
American Shared Hospital
Services* 209,067 577,025
Ampio Pharmaceuticals,
Inc.*+ 290,000 481,400
Apollo Endosurgery, Inc.* 53,900 488,334
CareCloud, Inc.*+ 260,800 1,987,296
CASI Pharmaceuticals,
Inc.* 33,399 39,745
Castlight Health, Inc.,
Class B* 106,552 167,286
cbdMD, Inc.* 684,700 1,424,176
Cross Country Healthcare,
Inc.* 17,600 373,824
Cumberland
Pharmaceuticals, Inc.* 79,800 215,460
CynergisTek, Inc.* 35,000 63,000
Industry Company Shares Value
Health Care (continued)
Electromed, Inc.*+ 79,338 $ 858,437
Enochian Biosciences,
Inc.* 3,800 25,574
Enzo Biochem, Inc.* 47,900 169,566
Exagen, Inc.* 29,200 397,120
FONAR Corp.* 4,100 63,386
Harrow Health, Inc.* 150,112 1,364,518
Harvard Bioscience, Inc.* 240,100 1,675,898
Infinity Pharmaceuticals,
Inc.*+ 18,100 61,902
Inotiv, Inc.* 34,245 1,001,324
IntriCon Corp.* 79,836 1,449,822
Invacare Corp.*+ 394,300 1,876,868
IRIDEX Corp.* 227,800 1,744,948
Kewaunee Scientific Corp.* 16,900 223,418
Lineage Cell Therapeutics,
Inc.*+ 213,600 538,272
Lyra Therapeutics, Inc.* 2,000 18,280
Milestone Scientific, Inc.*+ 359,800 672,826
Misonix, Inc.* 2,700 68,310
Myomo, Inc.+ 73,728 876,626
NanoVibronix, Inc.* 37,413 77,071
NanoViricides, Inc.*+ 37,200 172,608
Opiant Pharmaceuticals,
Inc.* 2,900 74,646
Pro-Dex, Inc.* 1,700 44,081
Protara Therapeutics, Inc.* 16,000 110,720
Star Equity Holdings,
Inc.*+ 191,278 520,276
SunLink Health Systems,
Inc.* 192,800 501,280
Xtant Medical Holdings,
Inc.* 54,100 60,051
21,073,023
Industrials - 12.27%
Acme United Corp. 38,200 1,250,668
ARC Document Solutions,
Inc. 615,400 1,815,430
Avalon Holdings Corp.,
Class A* 14,700 57,183
BGSF, Inc. 3,400 43,486
Broadwind, Inc.*+ 18,970 49,132
DIRTT Environmental
Solutions* 27,400 84,940
DLH Holdings Corp.* 16,100 198,030
Fuel Tech, Inc.* 39,700 69,078
Hill International, Inc.* 60,375 124,976
HireQuest, Inc.+ 2,700 52,191
Hudson Global, Inc.* 2,019 32,102
Hudson Technologies, Inc.* 309,100 1,091,123

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Huttig Building Products,
Inc.* 69,511 $ 369,799
L B Foster Co., Class A* 3,000 46,470
LS Starrett Co. (The),
Class A* 32,300 403,427
LSI Industries, Inc. 144,400 1,119,100
Mastech Digital, Inc.* 21,900 372,519
Mayville Engineering Co.,
Inc.* 3,000 56,400
Orion Energy Systems,
Inc.* 43,400 168,826
Orion Group Holdings,
Inc.* 200,600 1,091,264
Pangaea Logistics
Solutions, Ltd. 181,400 916,070
Quest Resource Holding
Corp.* 6,701 40,742
RCM Technologies, Inc.* 117,000 711,360
SIFCO Industries, Inc.* 9,000 77,400
Transcat, Inc.* 833 53,712
USA Truck, Inc.* 106,400 1,625,792
Virco Mfg. Corp.* 17,600 60,720
Volt Information Sciences,
Inc.* 135,600 481,380
12,463,320
Information Technology - 12.75%
Amtech Systems, Inc.* 11,100 126,873
AstroNova, Inc.* 28,300 425,915
Aviat Networks, Inc.*+ 42,658 1,401,742
Bel Fuse, Inc., Class B 13,400 166,562
BK Technologies Corp. 25,500 72,037
Communications Systems,
Inc.*+ 77,400 669,510
Computer Task Group,
Inc.* 89,110 711,098
Daktronics, Inc.* 137,200 744,996
Everspin Technologies,
Inc.* 21,400 138,672
Evolving Systems, Inc.* 150,500 323,575
Franklin Wireless Corp.* 9,700 70,519
Information Services
Group, Inc. 175,148 1,257,563
inTEST Corp.* 167,600 1,924,048
KVH Industries, Inc.* 14,400 138,672
Net Element, Inc.*+ 30,754 253,413
One Stop Systems, Inc.*+ 12,100 60,863
PCTEL, Inc. 140,900 876,398
RealNetworks, Inc.* 203,300 323,247
RF Industries, Ltd.* 29,696 239,647
Richardson Electronics,
Ltd. 37,400 362,406
Industry Company Shares Value
Information Technology (continued)
Schmitt Industries, Inc.*+ 70,802 $ 304,449
ServiceSource
International, Inc.* 35,900 48,465
SigmaTron International,
Inc.* 6,100 54,168
SilverSun Technologies,
Inc. 900 5,463
Steel Connect, Inc.* 140,200 284,606
Taitron Components, Inc.,
Class A 68,500 263,725
TESSCO Technologies,
Inc.* 73,438 409,784
TransAct Technologies,
Inc.* 18,800 261,320
Universal Security
Instruments, Inc.*+ 110,500 612,170
WidePoint Corp.* 19,810 104,002
Wireless Telecom Group,
Inc.* 155,892 322,696
12,958,604
Materials - 3.65%
Advanced Emissions
Solutions, Inc.* 29,400 187,866
AgroFresh Solutions, Inc.* 99,892 215,767
Ampco-Pittsburgh Corp.* 54,800 257,560
Core Molding
Technologies, Inc.* 35,097 403,966
Flexible Solutions
International, Inc.* 39,600 142,560
Friedman Industries, Inc. 96,769 1,152,519
Gulf Resources, Inc.* 81,460 364,941
Olympic Steel, Inc. 40,405 984,266
3,709,445
Real Estate - 0.61%
American Realty Investors,
Inc.*+ 8,000 105,120
AMREP Corp.* 10,800 169,560
Maui Land & Pineapple
Co., Inc.* 3,200 33,152
Postal Realty Trust, Inc.,
Class A 14,900 277,736
Stratus Properties, Inc.* 1,000 32,240
617,808
TOTAL COMMON STOCKS - 100.01% 101,620,654
(Cost $78,029,061)

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
4
Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 7.88%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 8,001,745
$ 8,001,745
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 7.88% 8,001,745
(Cost $8,001,745)
TOTAL INVESTMENTS
-
107.89%
$ 109,622,399
(Cost $86,030,806)
Liabilities in Excess of Other Assets - (7.89%) (8,014,333)
NET ASSETS - 100.00% $ 101,608,066
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2021.
^ Rate disclosed as of September 30, 2021.
+ This security or a portion of the security is out on loan at
September 30, 2021. Total loaned securities had a value of
$12,876,234, which included loaned securities with a value of
$185,015 that have been sold and are pending settlement as of
September 30, 2021. The total market value of loaned securities excluding these pending sales is $12,691,219.
Summary of inputs used to value the Fund’s investments as of 9/30/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 101,620,654 $ – $ – $ 101,620,654
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 8,001,745 – 8,001,745
TOTAL
$101,620,654 $8,001,745 $– $109,622,399
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.